As filed with the Securities and Exchange Commission on December 6, 2001



                                      Securities Act Registration No. 333-73934

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
Pre-Effective Amendment No. 1                           [X]
Post-Effective Amendment No. _____                      [ ]
(Check appropriate box or boxes)


             FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
             ----------------------------------------------------
              (Exact Name of Registrant as Specified in Charter)

                               1 (800) 321-8563
                               ----------------
                 (Registrant's Area Code and Telephone Number)

                One Franklin Parkway, San Mateo, CA 94403-1906
                ----------------------------------------------
    (Address of Principal Executive Offices: Number, Street, City, State, Zip
                                      Code)

                     Karen L. Skidmore, Assistant Secretary
                     --------------------------------------
                                (650) 312-5651
                                --------------
                One Franklin Parkway, San Mateo, CA 94403-1906
                ----------------------------------------------
(Name and Address of Agent for Service, Number, Street, City, State, Zip Code)

Approximate date of proposed public offering:

As soon as practicable after this registration statement becomes effective under the Securities Act of 1933, as amended.

Calculation of Registration Fee under the Securities Act of 1933:

TITLE OF SECURITIES BEING REGISTERED

Shares of Beneficial Interest, Par Value $0.01 Per Share
Templeton International Securities Fund - Class 1
Templeton International Securities Fund - Class 2

No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the Registration Statement shall become effective on such date as the Commission acting pursuant to said Section 8(a) may determine.

The Cross Reference sheet, the Prospectus and Proxy Statement, the Statement of Additional Information along with its required attachments, and Part C and its Exhibits, with the exception of the Signature Page and Exhibit No. 12(i), are herein incorporated by reference to the Registrant's Registration Statement on Form N-14 (File no. 333-73934) as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001021408-01-510669) on November 23, 2001.

      As required by the Securities Act of 1933, this amendment to the registration statement of registrant has been signed on behalf of the registrant, in the City of San Mateo and State of California, on the 6th day of December, 2001.

                                  FRANKLIN TEMPLETON VARIABLE
                                  INSURANCE PRODUCTS TRUST


                                  By  /S/ CHARLES E. JOHNSON*
                                    -------------------------
                                      Charles E. Johnson, Principal
                                      Executive Officer and Trustee

      Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacity on the dates indicated.


CHARLES E. JOHNSON*                 Principal Executive Officer and
Charles E. Johnson                  Trustee
                                    Dated: December 6, 2001

MARTIN L. FLANAGAN*                 Principal Financial Officer
Martin L. Flanagan                  Dated: December 6, 2001

KIMBERLY H. MONASTERIO*             Principal Accounting Officer
Kimberley H. Monasterio             Dated: December 6, 2001

FRANK H. ABBOTT III*                Trustee
Frank H. Abbott III                 Dated: December 6, 2001

HARRIS J. ASHTON*                   Trustee
Harris J. Ashton                    Dated: December 6, 2001


S. JOSEPH FORTUNATO*                Trustee
S. Joseph Fortunato                 Dated: December 6, 2001


ROBERT F. CARLSON*                  Trustee
Robert F. Carlson                   Dated: December 6, 2001


CHARLES B. JOHNSON*                 Trustee
Charles B. Johnson                  Dated: December 6, 2001


RUPERT H. JOHNSON, JR.*             Trustee
Rupert H. Johnson, Jr.              Dated: December 6, 2001


FRANK W. T. LAHAYE*                 Trustee
Frank W. T. LaHaye                  Dated: December 6, 2001


GORDON S. MACKLIN*                  Trustee
Gordon S. Macklin                   Dated: December 6, 2001


CHRISTOPHER H. PINKERTON*           Trustee
Christopher H. Pinkerton            Dated: December 6, 2001


/s/ Karen L. Skidmore
----------------------
* By KAREN L. SKIDMORE, ATTORNEY-IN-FACT
(Pursuant to Power of Attorney previously filed)